                      HARTFORD SELECT LEADERS LAST SURVIVOR
                             SEPARATE ACCOUNT VL II
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED NOVEMBER 27, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective November 26, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Standard & Poor's" is deleted and replaced with the following:

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                                      EFFECTIVE DATE
        RATINGS AGENCY                   OF RATING                     RATING                   BASIS OF RATING
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      Standard & Poor's                  11/26/02                       AA-                   Financial Security
                                                                                                Characteristics
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  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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